Submission	Feb. 25, 2025
Submission [Line Items]
Central Index Key	0001076930
Registrant Name	Novanta Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES
Securities 424I N/A	N/A